Changes in Accounting Pronouncements (Details) - Accounting Standards Update 2016-16 - New Accounting Pronouncement, Early Adoption, Effect $ in Millions	Dec. 31, 2017 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Current deferred charge	$ 24.1
Non-current deferred charge	348.8
Accounting Standards Update 2016-16
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net deferred tax asset	$ 479.7